Employees - Schedule of Sensitivity of Pension Liabilities to Changes in the Weighted Key Assumptions (Detail)	12 Months Ended
Dec. 31, 2019
Discount Rate [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption	Increase by 0.5%
Change in liabilities	(8.00%)
Discount Rate [Member] | United Kingdom [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in liabilities	(8.00%)
Discount Rate [Member] | Netherlands [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in liabilities	(9.00%)
Inflation Rate [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption	Increase by 0.5%
Change in liabilities	6.00%
Inflation Rate [Member] | United Kingdom [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in liabilities	6.00%
Inflation Rate [Member] | Netherlands [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in liabilities	9.00%
Life expectancy [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption	Increase by 1 year
Change in liabilities	5.00%
Life expectancy [Member] | United Kingdom [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in liabilities	5.00%
Life expectancy [Member] | Netherlands [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in liabilities	5.00%
Long-Term Medical Cost Inflation [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption	Increase by 1.0%
Change in liabilities	3.00%
Long-Term Medical Cost Inflation [Member] | United Kingdom [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in liabilities	0.00%
Long-Term Medical Cost Inflation [Member] | Netherlands [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in liabilities	0.00%